CrossingBridge Ultra-Short Duration Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Face Amount† /
	Number of Shares	Value
Asset Backed Securities - 3.11%
Finance and Insurance - 1.21%
LendingPoint 2021-A Asset Securitization Trust
A, 1.000%, 12/15/2028 (a)	33,911	33,935
LendingPoint 2021-B Asset Securitization Trust
A, 1.110%, 02/15/2029 (a)	682,475	681,990
		715,925
Information - 0.21%
SBA Tower Trust
2018-1, 3.448%, 03/15/2048 (a)	120,000	120,665
Transportation and Warehousing - 1.69%
Continental Airlines 2007-1 Class A Pass Through Trust
2007-1, 5.983%, 10/19/2023	277,130	280,344
Santander Consumer Auto Receivables Trust 2021-B
B, 1.450%, 10/15/2028 (a)	633,731	634,240
Southwest Airlines Co 2007-1 Pass Through Trust
2007-1, 6.650%, 08/01/2022	84,394	84,793
		999,377
Total Asset Backed Securities (Cost $1,841,988)		1,835,967

Bank Loans - 5.64%
Finance and Insurance - 0.80%
JZ Capital Partners Ltd.
10.750% (3 Month LIBOR + 9.750%), 06/12/2022 (b)(h)(i)	470,000	470,000
Information - 2.46%
Intelsat Jackson Holdings SA
8.000% (3 Month LIBOR + 3.750%), 11/27/2023 (b)	457,000	457,094
8.750% (3 Month LIBOR + 4.500%), 01/02/2024 (b)	1,000,000	1,000,780
		1,457,874
Manufacturing - 2.38%
Mallinckrodt International
4.383% (3 Month LIBOR + 2.250%), 02/28/2022 (b)	1,431,606	1,406,195
Total Bank Loans (Cost $3,369,756)		3,334,069

Commercial Paper - 2.23%
Manufacturing - 2.23%
Albemarle Corp.
0.360%, 01/19/2022 (c)	817,000	816,841
General Motors Financial Co, Inc.
0.332%, 01/10/2022 (c)	500,000	499,957
		1,316,798
Total Commercial Paper (Cost $1,316,810)		1,316,798

Convertible Bonds - 2.59%
Finance and Insurance - 2.17%
Goldman Sachs BDC, Inc.
4.500%, 04/01/2022	743,000	750,430
Prospect Capital Corp.
4.950%, 07/15/2022	525,000	532,219
		1,282,649
Manufacturing - 0.42%
Fortive Corp.
0.875%, 02/15/2022	248,000	249,240
Total Convertible Bonds (Cost $1,532,204)		1,531,889

Corporate Bonds - 69.25%
Agriculture, Forestry, Fishing and Hunting - 1.74%
Land O' Lakes, Inc.
6.000%, 11/15/2022 (a)	1,000,000	1,030,741
Construction - 0.09%
Lennar Corp.
4.750%, 11/15/2022	50,000	51,187
Finance and Insurance - 5.83%
Enstar Group Ltd.
4.500%, 03/10/2022 (d)	600,000	601,728
FS KKR Capital Corp.
4.750%, 05/15/2022	797,000	805,385
Main Street Capital Corp.
4.500%, 12/01/2022	725,000	742,681
Nasdaq, Inc.
0.445%, 12/21/2022	1,300,000	1,298,435
		3,448,229
Health Care and Social Assistance - 1.46%
Fresenius Medical Care US Finance II, Inc.
5.875%, 01/31/2022 (a)	859,000	862,074
Information - 18.33%
Autodesk, Inc.
3.600%, 12/15/2022	865,000	882,627
Calligo UK Ltd.
8.500% (3 Month EURIBOR + 8.500%), 12/29/2024 (b)(d)(e)	EUR 400,000	454,716
Fox Corp.
3.666%, 01/25/2022	1,050,000	1,052,088
IHS Markit Ltd.
5.000%, 11/01/2022 (a)(d)	1,150,000	1,187,588
Netflix, Inc.
5.500%, 02/15/2022	2,669,000	2,686,842
Oracle Corp.
2.500%, 05/15/2022	1,750,000	1,757,280
Verisk Analytics, Inc.
4.125%, 09/12/2022	1,758,000	1,798,223
VMware, Inc.
2.950%, 08/21/2022	1,000,000	1,011,885
		10,831,249
Manufacturing - 26.46%
AbbVie, Inc.
3.450%, 03/15/2022	1,200,000	1,201,107
Cabot Corp.
3.700%, 07/15/2022	916,000	930,494
Carlisle Companies, Inc.
3.750%, 11/15/2022	1,704,000	1,735,516
Cintas Corp. No 2
3.250%, 06/01/2022	600,000	602,558
Cooke Omega Investments Inc / Alpha VesselCo Holdings, Inc.
8.500%, 12/15/2022 (a)(d)	446,000	454,293
Eastman Chemical Co.
3.600%, 08/15/2022	1,000,000	1,011,246
General Electric Co.
3.100%, 01/09/2023	856,000	875,626
General Motors Financial Co., Inc.
1.677% (3 Month LIBOR + 1.550%), 01/14/2022 (b)	860,000	860,261
Hewlett Packard Enterprise Co.
4.400%, 10/15/2022	1,631,000	1,667,865
Jabil, Inc.
4.700%, 09/15/2022	1,100,000	1,129,282
Leggett & Platt, Inc.
3.400%, 08/15/2022	750,000	757,947
Mondelez International, Inc.
0.625%, 07/01/2022	800,000	800,996
Parker-Hannifin Corp.
3.500%, 09/15/2022	1,000,000	1,020,850
Roper Technologies, Inc.
0.450%, 08/15/2022	750,000	749,492
Tapestry, Inc.
3.000%, 07/15/2022	1,000,000	1,008,950
Viatris, Inc.
1.125%, 06/22/2022	550,000	551,291
Westlake Chemical Corp.
3.600%, 07/15/2022	278,000	280,307
		15,638,081
Mining, Quarrying, and Oil and Gas Extraction - 0.69%
Glencore Finance Canada Ltd.
4.250%, 10/25/2022 (a)(d)	400,000	411,046
Professional, Scientific, and Technical Services - 1.48%
Getty Images, Inc.
9.750%, 03/01/2027 (a)	827,000	876,827
Retail Trade - 7.48%
AutoZone, Inc.
3.700%, 04/15/2022	752,000	752,754
CVS Health Corp.
3.500%, 07/20/2022	398,000	402,486
eBay, Inc.
2.600%, 07/15/2022	733,000	737,422
Foot Locker, Inc.
8.500%, 01/15/2022	735,000	738,359
The Fresh Market, Inc.
9.750%, 05/01/2023 (a)	821,000	845,589
The Kroger Co.
2.800%, 08/01/2022	180,000	181,803
Walgreen Co.
3.100%, 09/15/2022	750,000	762,916
		4,421,329
Transportation and Warehousing - 3.93%
Canadian Pacific Railway Co.
4.500%, 01/15/2022 (d)	1,101,000	1,102,311
Delta Air Lines, Inc.
7.000%, 05/01/2025 (a)	30,000	34,343
El Paso Natural Gas Co. LLC
8.625%, 01/15/2022	50,000	50,121
Kinder Morgan Energy Partners LP
3.950%, 09/01/2022	500,000	506,758
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (a)(d)	625,000	627,147
		2,320,680
Wholesale Trade - 1.76%
Arrow Electronics, Inc.
3.500%, 04/01/2022	900,000	901,827
Avnet, Inc.
4.875%, 12/01/2022	135,000	139,845
		1,041,672
Total Corporate Bonds (Cost $40,934,358)		40,933,115

Special Purpose Acquisition Companies - 10.99%
Arbor Rapha Capital Bioholdings Corp. I (f)	53,037	537,265
Athlon Acquisition Corp. (f)	1,000	9,760
Authentic Equity Acquisition Corp. (d)(f)	1,000	9,755
Berenson Acquisition Corp. Founder Shares (f)(h)(i)	1,827	–
Bull Horn Holdings Corp. (d)(f)	28,571	285,710
Carney Technology Acquisition Corp. II (f)	27,045	264,230
Chavant Capital Acquisition Corp. (d)(f)	76,149	747,783
COVA Acquisition Corp. (d)(f)	1,000	9,760
Fortune Rise Acquisition Corp. (f)	116,790	1,178,995
G3 VRM Acquisition Corp. (f)	30,000	299,400
Global Consumer Acquisition Corp. (f)	65,000	644,800
Global SPAC Partners Co. (d)(f)	12,875	128,879
Ignyte Acquisition Corp. (f)	1,000	9,785
InFinT Acquisition Corp. (d)(f)	23,880	239,516
Legato Merger Corp. II (f)	7,928	79,478
Malacca Straits Acquisition Co. Ltd. (d)(f)	8,103	82,731
Mount Rainier Acquisition Corp. (f)	9,310	94,683
Rose Hill Acquisition Corp. (d)(f)	4,939	50,131
Tishman Speyer Innovation Corp. II (f)	90,000	877,500
Zanite Acquisition Corp. (f)	92,647	943,146
Total Special Purpose Acquisition Companies (Cost $6,436,384)		6,493,307

Warrants - 0.01%
Berenson Acquisition Corp. I (f)
Expiration: 08/01/2026, Exercise Price: $11.50	9,044	4,567
Total Warrants (Cost $4,722)		4,567

Money Market Funds - 10.93%
First American Government Obligations Fund - Class X, 0.026% (g)	3,117,958	3,117,958
First American Treasury Obligations Fund - Class X, 0.013% (g)	3,344,885	3,344,885
Total Money Market Funds (Cost $6,462,843)		6,462,843

Total Investments (Cost $61,899,065) - 104.75%		61,912,555
Liabilities in Excess of Other Assets - (4.75)%		(2,807,741)
Total Net Assets - 100.00%		$59,104,814

Percentages are stated as a percent of net assets.

†	Face amount in U.S. Dollar unless otherwise indicated.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
Aggregate value of these securities is $7,800,478 or 13.20% of Fund’s net assets.
(b)	Variable rate security. The rate shown represents the rate at December 31, 2021.
(c)	The rate shown is the effective yield.
(d)	Foreign issued security.
(e)	Principal amount denominated in Euros.
(f)	Non-income producing security.
(g)	Seven day yield as of December 31, 2021.
(h)	Illiquid security.
(i)	Security valued using unobservable inputs.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.

CrossingBridge Ultra-Short Duration Fund
Schedule of Forward Currency Exchange Contracts
December 31, 2021 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	USD Value at December 31, 2021	Currency to be Received	USD Value at December 31, 2021	Unrealized Appreciation / (Depreciation)
1/14/2022	U.S. Bank	400,000 EUR	$455,529	452,732 USD	$452,732	$(2,797)

EUR - Euro
USD - U.S. Dollars

Organization	Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The CrossingBridge Low Duration High Yield Fund commenced investment operations on
February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal year ended September 30, 2021, only the
Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’
investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies	The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies, is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds investments carried at fair value as of December 31, 2021:

CrossingBridge Ultra-Short Duration Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$-	$1,835,967	$-	$1,835,967
Bank Loans	-	2,864,069	470,000	3,334,069
Commercial Paper	-	1,316,798	-	1,316,798
Common Stocks	-	-	-	-
Convertible Bonds	-	1,531,889	-	1,531,889
Corporate Bonds	-	40,933,115	-	40,933,115
Special Purpose Acquisition Companies	4,915,894	1,577,413	0	6,493,307
Warrants	-	4,567	-	4,567
Money Market Fund	6,462,843	-	-	6,462,843
Total Assets	$11,378,737	$50,063,818	$470,000	$61,912,555

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$(2,797)	$-	$(2,797)
Total Other Financial Instruments	$-	$(2,797)	$-	$(2,797)

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Ultra-Short Duration Fund
Bank Loans
Beginning Balance - October 1, 2021	$-
Purchases	470,000
Sales	-
Realized gains	-
Realized losses	-
Change in unrealized appreciation (depreciation)	-
Transfer in/(out) of Level 3	-
Ending Balance - December 31, 2021	$470,000

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31 2021:

CrossingBridge Ultra-Short Duration Fund
Description	Fair Value December 31, 2021	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input*
Bank Loans*	$ 470,000	Company-specific information	Market assessment	$ 100.00

* Table presents information for one security, which has been valued at $100.00 throughout the period.